Document And Entity Information	Mar. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2024
Entity Registrant Name	AvidXchange Holdings, Inc.
Entity Central Index Key	0001858257
Entity Emerging Growth Company	false
Entity File Number	001-40898
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3391192
Entity Address, Address Line One	1210 AvidXchange Lane
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28206
City Area Code	800
Local Phone Number	560-9305
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	AVDX
Security Exchange Name	NASDAQ